3. Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans Tables
Major classifications of loans
(Dollars in thousands)
	December 31, 2012	December 31, 2011
Real estate loans
Construction and land development	$73,176	93,812
Single-family residential	195,003	212,993
Single-family residential -
Banco de la Gente stated income	52,019	54,058
Commercial	200,633	214,415
Multifamily and farmland	8,951	4,793
Total real estate loans	529,782	580,071

Commercial loans (not secured by real estate)	64,295	60,646
Farm loans (not secured by real estate)	11	-
Consumer loans (not secured by real estate)	10,148	10,490
All other loans (not secured by real estate)	15,738	19,290

Total loans	619,974	670,497

Less allowance for loan losses	14,423	16,604

Total net loans	$605,551	653,893

Age analysis of past due loans, by loan type
December 31, 2012
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans
Construction and land development	$1,280	6,858	8,138	65,038	73,176	-
Single-family residential	4,316	1,548	5,864	189,139	195,003	-
Single-family residential -
Banco de la Gente stated income	11,077	3,659	14,736	37,283	52,019	2,378
Commercial	1,720	1,170	2,890	197,743	200,633	-
Multifamily and farmland	7	-	7	8,944	8,951	-
Total real estate loans	18,400	13,235	31,635	498,147	529,782	2,378

Commercial loans (not secured by real estate)	888	66	954	63,341	64,295	23
Farm loans (not secured by real estate)	-	-	-	11	11	-
Consumer loans (not secured by real estate)	250	10	260	9,888	10,148	2
All other loans (not secured by real estate)	-	-	-	15,738	15,738	-
Total loans	$19,538	13,311	32,849	587,125	619,974	2,403

December 31, 2011
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans
Construction and land development	$10,033	3,338	13,371	80,441	93,812	-
Single-family residential	4,612	1,434	6,046	206,947	212,993	107
Single-family residential -
Banco de la Gente stated income	11,924	4,755	16,679	37,379	54,058	2,602
Commercial	1,002	958	1,960	212,455	214,415	-
Multifamily and farmland	13	-	13	4,780	4,793	-
Total real estate loans	27,584	10,485	38,069	542,002	580,071	2,709

Commercial loans (not secured by real estate)	576	9	585	60,061	60,646	-
Consumer loans (not secured by real estate)	116	36	152	10,338	10,490	-
All other loans (not secured by real estate)	-	-	-	19,290	19,290	-
Total loans	$28,276	10,530	38,806	631,691	670,497	2,709

Non-accrual loans
(Dollars in thousands)
	December 31, 2012	December 31, 2011
Real estate loans
Construction and land development	$9,253	13,257
Single-family residential	2,491	2,380
Single-family residential -
Banco de la Gente stated income	2,232	3,142
Commercial	3,263	2,451
Total real estate loans	17,239	21,230

Commercial loans (not secured by real estate)	344	403
Consumer loans (not secured by real estate)	47	152
Total	$17,630	21,785

Impaired loans
December 31, 2012
(Dollars in thousands)
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans
Real estate loans
Construction and land development	$17,738	11,795	680	12,475	61	12,810
Single-family residential	9,099	766	7,799	8,565	177	7,590
Single-family residential -
Banco de la Gente stated income	21,806	-	21,000	21,000	1,278	21,158
Commercial	5,830	4,569	467	5,036	6	5,433
Multifamily and farmland	193	-	193	193	1	200
Total impaired real estate loans	54,666	17,130	30,139	47,269	1,523	47,191

Commercial loans (not secured by real estate)	983	347	592	939	12	1,125
Consumer loans (not secured by real estate)	68	-	66	66	1	41
Total impaired loans	$55,717	17,477	30,797	48,274	1,536	48,357

December 31, 2011
(Dollars in thousands)
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans
Real estate loans
Construction and land development	$28,721	14,484	6,098	20,582	3,264	17,848
Single-family residential	6,361	969	5,117	6,086	131	6,324
Single-family residential -
Banco de la Gente stated income	20,021	-	19,602	19,602	1,296	18,778
Commercial	7,717	3,845	3,139	6,984	77	4,518
Multifamily and farmland	209	-	209	209	1	214
Total impaired real estate loans	63,029	19,298	34,165	53,463	4,769	47,682

Commercial loans (not secured by real estate)	1,111	-	1,083	1,083	26	1,485
Consumer loans (not secured by real estate)	157	-	152	152	2	140
Total impaired loans	$64,297	19,298	35,400	54,698	4,797	49,307

(Dollars in thousands)
	Fair Value Measurements December 31, 2012	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation	Total Gains/(Losses) for the Year Ended December 31, 2012
Impaired loans	$46,738	-	-	46,738	(7,986)
Other real estate	$6,254	-	-	6,254	(1,136)

(Dollars in thousands)
	Fair Value Measurements December 31, 2011	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation	Total Gains/(Losses) for the Year Ended December 31, 2011
Impaired loans	$49,901	-	-	49,901	(11,864)
Other real estate	$7,576	-	-	7,576	(1,322)

Changes in the allowance for loan losses
Year ended December 31, 2012
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$7,182	3,253	2,104	1,731	13	1,029	-	255	1,037	16,604
Charge-offs	(4,728)	(886)	(668)	(937)	-	(555)	-	(557)	-	(8,331)
Recoveries	528	72	-	374	-	104	-	148	-	1,226
Provision	1,417	792	562	881	15	510	-	399	348	4,924
Ending balance	$4,399	3,231	1,998	2,049	28	1,088	-	245	1,385	14,423

Ending balance: individually
evaluated for impairment	$24	84	1,254	-	-	-	-	-	-	1,362
Ending balance: collectively
evaluated for impairment	4,375	3,147	744	2,049	28	1,088	-	245	1,385	13,061
Ending balance	$4,399	3,231	1,998	2,049	28	1,088	-	245	1,385	14,423

Loans:
Ending balance	$73,176	195,003	52,019	200,633	8,951	64,295	11	25,886	-	619,974

Ending balance: individually
evaluated for impairment	$11,961	3,885	20,024	4,569	-	346	-	-	-	40,785
Ending balance: collectively
evaluated for impairment	$61,215	191,118	31,995	196,064	8,951	63,949	11	25,886	-	579,189

Year ended December 31, 2011
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$5,774	3,992	2,105	1,409	17	1,174	430	592	15,493
Charge-offs	(7,164)	(2,233)	(692)	(1,271)	—	(314)	(586)	—	(12,260)
Recoveries	241	184	17	24	—	121	152	—	739
Provision	8,331	1,310	674	1,569	(4)	48	259	445	12,632
Ending balance	$7,182	3,253	2,104	1,731	13	1,029	255	1,037	16,604

Ending balance: individually
evaluated for impairment	$1,250	46	1,243	—	—	—	—	—	2,539
Ending balance: collectively
evaluated for impairment	5,932	3,207	861	1,731	13	1,029	255	1,037	14,065
Ending balance	$7,182	3,253	2,104	1,731	13	1,029	255	1,037	16,604

Loans:
Ending balance	$93,812	212,993	54,058	214,415	4,793	60,646	29,780	—	670,497

Ending balance: individually
evaluated for impairment	$20,280	2,352	18,309	3,845	—	—	—	—	44,786
Ending balance: collectively
evaluated for impairment	$73,532	210,641	35,749	210,570	4,793	60,646	29,780	—	625,711

(Dollars in thousands)
2010

Balance at beginning of year	$15,413
Amounts charged off	(16,911)
Recoveries on amounts previously charged off	553
Provision for loan losses	16,438

Balance at end of year	$15,493

Credit risk profile of each loan type based on internally assigned risk grade
December 31, 2012
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$11	24,662	-	-	-	672	-	1,239	-	26,584
2- High Quality	4,947	56,829	-	27,511	32	9,260	-	4,122	2,317	105,018
3- Good Quality	24,952	62,018	24,724	114,001	4,975	40,814	11	4,186	13,416	289,097
4- Management Attention	18,891	35,727	11,366	47,603	3,039	11,844	-	392	5	128,867
5- Watch	9,580	9,504	3,597	6,911	712	976	-	134	-	31,414
6- Substandard	14,795	6,263	12,332	4,607	193	729	-	70	-	38,989
7- Low Substandard	-	-	-	-	-	-	-	-	-	-
8- Doubtful	-	-	-	-	-	-	-	-	-	-
9- Loss	-	-	-	-	-	-	-	5	-	5
Total	$73,176	195,003	52,019	200,633	8,951	64,295	11	10,148	15,738	619,974

December 31, 2011
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Consumer	All Other	Total

1- Excellent Quality	$197	25,474	-	-	-	715	1,344	-	27,730
2- High Quality	5,183	64,817	-	25,506	50	8,801	4,070	2,774	111,201
3- Good Quality	27,675	74,824	25,564	136,137	3,448	36,585	4,259	16,509	325,001
4- Management Attention	28,138	35,233	15,020	40,312	358	12,882	429	7	132,379
5- Watch	15,923	6,141	5,626	2,795	728	622	89	-	31,924
6- Substandard	16,696	6,504	7,848	9,665	209	1,041	154	-	42,117
7- Low Substandard	-	-	-	-	-	-	-	-	-
8- Doubtful	-	-	-	-	-	-	-	-	-
9- Loss	-	-	-	-	-	-	145	-	145
Total	$93,812	212,993	54,058	214,415	4,793	60,646	10,490	19,290	670,497

Analysis of TDR loans by loan type
December 31, 2012
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans
Construction and land development	11	$10,465	6,633
Single-family residential	33	3,014	4,084
Single-family residential -
Banco de la Gente stated income	122	13,459	12,170
Commercial	4	1,457	682
Total real estate TDR loans	170	28,395	23,569

Commercial loans (not secured by real estate)	9	511	368
Consumer loans (not secured by real estate)	1	2	-
Total TDR loans	180	$28,908	23,937

December 31, 2012
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans
Single-family residential	5	$674	673
Single-family residential -
Banco de la Gente stated income	20	2,046	1,992
Total real estate TDR loans	25	2,720	2,665

Commercial loans (not secured by real estate)	1	14	13
Total TDR loans	26	$2,734	2,678

December 31, 2011
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans
Construction and land development	29	$19,762	12,840
Single-family residential	48	4,684	5,244
Single-family residential -
Banco de la Gente stated income	193	20,857	19,602
Commercial	15	7,200	5,013
Multifamily and farmland	1	322	209
Total real estate TDR loans	286	52,825	42,908

Commercial loans (not secured by real estate)	21	1,711	1,083
Consumer loans (not secured by real estate)	8	124	142
Total TDR loans	315	$54,660	44,133